Acquisitions and Disposal of The Discontinued Operations (Details) - USD ($)		1 Months Ended		3 Months Ended				10 Months Ended	12 Months Ended
	Jul. 06, 2021	Sep. 25, 2020	Apr. 20, 2020	Jul. 31, 2022	Apr. 30, 2022	Jan. 31, 2022	Jul. 31, 2021	Oct. 31, 2021	Oct. 31, 2021	Dec. 31, 2020
Acquisitions and Disposal of The Discontinued Operations (Details) [Line Items]
After the exchange, description	As a result, Model Meals became a wholly owned subsidiary of the Company, and the members of Model Meals received an aggregate of 2,008,310 shares of common stock with grant date fair value of $ 2,028,393 (see Note 1) and were paid $60,000 in cash.
Shares of common stock (in Shares)	2,008,310							2,000,000
Accounts payable		$ 14,000
Accounting expenses		14,000
Cash		7,000
Promissory note		$ 7,000
Interest rate		5.00%
Installments payable		$ 1,000
Due on promissory note				$ 7,821,102			$ 1,512,844			$ 5,000
Cash consideration										7,000
Reimbursement to additional paid in capital										14,000
Gain on debt extinguishment									$ 99,897
Aggregate shares (in Shares)	2,008,310
Paid cash amount	$ 60,000			$ 64,764	$ 312,560	$ 991,168	$ 866,770	$ 4,368,796		$ 75,006
Weighted average price	$ 2,028,393
Agreement and Plan of Merger [Member]
Acquisitions and Disposal of The Discontinued Operations (Details) [Line Items]
Exchange agreement, description			As a result of the Exchange, all of the Company’s issued and outstanding shares of Series A Preferred Stock, Series C Preferred Stock and convertible notes were converted into an aggregate of 5,405,479 shares of common stock on a fully diluted basis, consisting of 1,364,232 shares of common stock and warrants to purchase up to 4,041,258 shares of common stock (see Note 12). The 250,000 shares of Series B Preferred Stock owned by a former officer were cancelled on April 9, 2020 pursuant to a General Release Agreement (see Note 12) and 250,000 shares of Series B Preferred Stock held by a related party remained issued and outstanding as of the date of the Merger.
Common stock shares (in Shares)			5,405,479
After the exchange, description			After the Exchange, a total of 1,899,094 shares of common stock, warrants to purchase 4,041,258 shares of common stock and 60,638 stock options were deemed issued and outstanding.
Retained securities held prior (in Shares)			533,931
Shares of common stock (in Shares)			60,638
Proceeds from sale shareholder			$ 1,300,000
Repurchase obligation			$ 1,300,000
Common stock and stock warrants, percentage			80.00%
Home Bistro [Member] | Agreement and Plan of Merger [Member]
Acquisitions and Disposal of The Discontinued Operations (Details) [Line Items]
Stock options (in Shares)			24,031,453
Diluted basis common stock (in Shares)			17,105,139
Warrants shares (in Shares)			6,926,314
Time of Merger [Member] | Agreement and Plan of Merger [Member]
Acquisitions and Disposal of The Discontinued Operations (Details) [Line Items]
Common stock shares (in Shares)			19,004,233
Stock options (in Shares)			60,638
Warrants shares (in Shares)			10,967,572
Common stock issued and outstanding (in Shares)			30,031,501